UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2009

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 58.28%					$550,925,689
(Cost $757,557,864)

Aerospace & Defense 0.12%					1,144,000
Vought Aircraft Industries, Inc.	8.000%	07/15/11	CCC	2,080	1,144,000

Agricultural Products 0.79%					7,484,545
Cosan SA Industria e Comercio,
Perpetual Bond (S)	8.250	02/15/49	BB-	5,750	2,875,000
Viterra, Inc.,
Sr Note	8.000	04/08/13	BB+	5,800	4,609,545

Airlines 0.77%					7,286,210
Delta Air Lines, Inc.,
Collaterized Bond	6.821	08/10/22	A-	4,225	2,978,410
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11/01/19	BBB+	7,240	4,307,800

Aluminum 0.49%					4,667,975
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	6,890	4,667,975

Apparel Retail 0.20%					1,874,400
Hanesbrands, Inc.,
Gtd Sr Note Ser B (P)	5.698	12/15/14	B	2,840	1,874,400

Auto Parts & Equipment 0.75%					7,061,185
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250	11/01/15	B-	4,820	1,855,700
Gtd Sr Note (S)	11.000	11/01/15	B-	6,351	3,080,235
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	B-	2,685	1,584,150
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	CCC	3,865	541,100

Automobile Manufacturers 1.33%					12,527,195
DaimlerChrysler NA Holdings Corp.,
Gtd Sr Note Ser E MTN	4.375	03/21/13	BBB	8,755	10,161,971
Volkswagon Finance Service AG,
Note	5.375	01/25/12	A-	1,840	2,365,224

Broadcasting & Cable TV 4.85%					45,848,306
Allbritton Communications Co.,
Sr Sub Note	7.750	12/15/12	B-	8,993	4,046,850
Canadian Satellite Radio,
Sr Note (G)	12.750	02/15/14	CCC+	2,220	449,550
Charter Communications Holdings I,
Sr Sec Note (H)	11.000	10/01/15	D	1,960	166,600
Sr Sec Note (H)	11.000	10/01/15	D	1,040	78,000
Charter Communications Holdings II,
Gtd Sr Note (H)	10.250	09/15/10	D	3,090	2,487,450
Gtd Sr Note (H)(S)	10.250	10/01/13	D	5,387	4,174,925
Sr Note (H)	10.250	09/15/10	D	495	396,000
Comcast Corp.,
Gtd Note	4.950	06/15/16	BBB+	1,800	1,608,870
CSC Holdings, Inc.,
Sr Note (S)	8.500	06/15/15	BB	3,680	3,514,400

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)
Shaw Communications, Inc.,
Sr Note	6.100	11/16/12	BBB-	9,000	7,070,893
Sr Note	5.700	03/02/17	BBB-	2,325	1,688,997
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03/15/12	BB-	3,397	2,038,200
Sirius XM Radio, Inc.,
Sr Note	9.625	08/01/13	CCC-	8,815	3,790,450
Time Warner Cable, Inc.,
Gtd Note	8.750	02/14/19	BBB+	1,380	1,473,073
Gtd Sr Note	6.750	07/01/18	BBB+	3,770	3,574,239
XM Satellite Radio Holdings, Inc.,
Gtd Note (S)	10.000	06/01/11	CCC	2,445	1,100,250
XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	CC	15,390	6,771,600
Gtd Sr Note (S)	7.000	12/01/14	CC	11,690	1,417,413
Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03/01/11	D	4,960	546

Casinos & Gaming 4.60%					43,505,808
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	B+	2,540	419,100
Fontainebleau Las Vegas,
Note (S)	10.250	06/15/15	CC	3,455	224,575
Sr Note (B)(G)	12.500	06/01/22	CCC+	3,603	242,838
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02/15/15	BB	1,250	875,000
Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12/01/13	D	8,805	792,450
Indianapolis Downs LLC,
Sr Sec Note (S)	11.000	11/01/12	CCC	5,405	2,810,600
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B-	10,070	5,387,450
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	5,000	2,300,000
Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10/15/10	D	3,030	787,800
Mandalay Resort Group,
Sr Sub Note	9.375	02/15/10	CCC	3,850	1,848,000
Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	BB-	4,910	1,620,300
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04/01/12	CCC+	3,395	1,086,400
Sr Sub Note	7.125	08/15/14	CCC+	5,540	1,662,000
Sr Sub Note	6.375	07/15/09	CCC+	6,405	5,027,925
MTR Gaming Group, Inc.,
Gtd Note Ser B	9.000	06/01/12	CCC	965	453,550
Gtd Sr Note Ser B	9.750	04/01/10	B	3,450	2,553,000
Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06/15/15	B+	1,800	1,188,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06/15/14	B+	2,329	2,049,520
Snoqualmie Entertainment Authority,
Sr Sec Note (S)	9.125	02/01/15	B	2,865	1,547,100

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12/15/10	B+	1,275	1,045,500
Sr Note (S)	9.125	09/15/14	B+	9,620	6,493,500
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	B	4,416	3,091,200

Coal & Consumable Fuels 0.55%					5,245,100
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	BB-	8,890	5,245,100

Commodity Chemicals 0.32%					3,052,000
Braskem SA,
Note (S)	11.750	01/22/14	BB+	2,800	3,052,000

Construction & Farm Machinery & Heavy Trucks 0.47%					4,488,100
Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11/01/13	BB	6,065	4,488,100

Consumer Finance 0.74%					6,963,610
Ford Motor Credit Co., LLC,
Sr Note	9.750	09/15/10	CCC+	4,800	3,099,360
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	5,945	3,864,250

Diversified Banks 1.56%					14,779,397
European Investment Bank,
Sr Note	4.375	03/06/09	AAA	2,955	4,230,931
International Finance Corp.,
Sr Note	7.500	02/28/13	AAA	6,510	4,622,132
Landwirtschaftliche Rentenbank,
Note	6.625	05/27/10	AAA	6,500	3,397,788
Note	6.500	09/17/09	AAA	4,960	2,528,546

Diversified Financial Services 3.95%					37,357,999
CIT Group, Inc.,
Sr Note	5.000	02/13/14	BBB+	1,750	970,186
GE Capital Australia Funding Ltd.,
Gtd Sr Note	6.500	11/15/11	AAA	7,900	4,728,528
General Electric Capital Corp.,
Sr Bond	6.625	02/04/10	AAA	19,500	9,788,158
Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01/31/17	B	4,075	611,250
Gtd Sr Note (S)	9.875	05/15/15	B	1,775	266,250
Inter-American Development Bank,
Sr Note Ser INTL	7.250	05/24/12	AAA	20,555	11,149,585
Sr Note Ser MPLE	4.250	12/02/12	AAA	4,770	3,946,367
Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10/18/17	BB	2,785	2,603,975
Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02/08/14	CCC+	2,250	1,350,000
TAM Capital Inc.,
Gtd Sr Note	7.375	04/25/17	B+	3,135	1,943,700

Electric Utilities 0.89%					8,405,297
Appalachian Power Co.,
Sr Note	5.000	06/01/17	BBB	2,305	2,014,072

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities (continued)
Cia de Transporte de Energia Electrica en Alta,
Tension Transener SA, Sr Note (S)	8.875	12/15/16	B-	4,685	1,874,000
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note (S)	10.250	11/01/15	CCC	8,945	4,517,225

Electrical Components & Equipment 0.34%					3,255,747
Baldor Electric Co.,
Gtd Note	8.625	02/15/17	B	1,330	1,054,025
Dominion Resources, Inc.,
Sr Note	5.600	11/15/16	A-	2,305	2,201,722

Environmental & Facilities Services 0.11%					1,043,250
Blaze Recycling & Metals LLC,
Sr Sec Note (G)(S)	10.875	07/15/12	B	1,605	1,043,250

Foreign Government 20.09%					189,913,408
Bonos Y Oblig Del Estado,
Bond	5.400	07/30/11	AA+	8,520	11,583,333
Bundesschatzanweisungen,
Note	4.000	09/10/10	AAA	15,300	20,204,418
Canada Housing Trust,
Note	4.800	06/15/12	AAA	2,340	1,992,458
France, Government of,
Bond	4.750	10/25/12	AAA	10,700	14,694,459
Germany, Federal Republic of,
Bond	5.000	01/04/12	AAA	8,590	11,895,103
Bond	4.250	07/04/18	AAA	25,430	35,389,868
Bond	3.750	01/04/19	AAA	7,582	10,122,854
Mexico, Government of,
Bond	11.375	09/15/16	BBB+	3,800	4,949,500
New South Wales Treasury Corp.,
Bond	7.000	12/01/10	AAA	58,830	39,744,332
Ontario, Province of,
Bond	4.400	03/08/16	AA	9,625	7,852,296
Deb	4.500	03/08/15	AA	8,915	7,398,147
Note	6.375	10/12/10	AA	4,930	2,576,874
Note	6.250	06/16/15	AA	15,840	8,409,129
United Kingdom, Government of,
Bond	5.000	03/07/12	AAA	4,015	6,270,578
Bond	5.000	03/07/18	AAA	4,240	6,830,059

Health Care Facilities 0.92%					8,682,514
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	B	3,875	3,666,719
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06/01/14	CCC+	5,041	5,015,795

Health Care Supplies 0.38%					3,611,850
Bausch & Lomb, Inc.,
Sr Note (S)	9.875	11/01/15	B	3,980	3,611,850

Household Products 0.31%					2,919,800
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	5,000	2,675,000
Note	9.750	02/15/17	CCC+	510	244,800

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Industrial Conglomerates 0.25%					2,366,000
Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10/17/17	BB-	3,380	2,366,000

Industrial Machinery 0.30%					2,850,636
Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.000	08/15/13	BBB+	2,905	2,850,636

Integrated Telecommunication Services 2.01%					18,999,191
AT&T Inc.,
Sr Note	6.700	11/15/13	A	2,730	2,888,441
Axtel SAB de CV,
Sr Note (S)	7.625	02/01/17	BB-	5,000	3,500,000
Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01/15/14	B-	5,850	5,352,750
Citizens Communications Co.,
Sr Note (S)	7.125	03/15/19	BB	2,770	2,326,800
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	7,705	4,931,200

Investment Banking & Brokerage 0.69%					6,478,193
Institut Credito Oficial,
Sr Note	5.000	12/07/09	AA+	4,430	6,478,193

Leisure Facilities 0.54%					5,112,000
AMC Entertainment, Inc.,
Sr Sub Note	8.000	03/01/14	CCC+	6,390	5,112,000

Life & Health Insurance 0.13%					1,183,188
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then variable)(S)	8.300	10/15/37	BB+	2,585	1,183,188

Metal & Glass Containers 1.09%					10,306,723
Ball Corp.	6.625	03/15/18	BB+	515	496,975
BWAY Corp.,
Gtd Sr Sub Note	10.000	10/15/10	B-	5,045	4,729,688
OI European Group BV,
Gtd Sr Note (S)	6.875	03/31/17	BB	1,715	1,848,060
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	BB	3,200	3,232,000

Movies & Entertainment 0.25%					2,408,650
Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08/15/14	CCC+	3,595	2,408,650

Multi-Line Insurance 0.28%					2,602,300
Liberty Mutual Group,
Sr Note (10.75% to 6-15-38, then variable) (S)	10.750	06/15/58	BB	4,910	2,602,300

Oil & Gas Equipment & Services 0.15%					1,425,450
Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03/01/17	B	3,315	1,425,450

Oil & Gas Exploration & Production 0.70%					6,579,662
Chesapeake Energy Corp.,
Gtd Sr Note	7.250	12/15/18	BB	4,620	3,753,750

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Exploration & Production (continued)
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	B	2,035	1,480,462
Targa Resources Partners LP,
Sr Note (S)	8.250	07/01/16	B	1,895	1,345,450

Oil & Gas Storage & Transportation 1.07%					10,133,464
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	B+	7,135	5,137,200
Sr Note	8.750	04/15/18	B+	1,395	990,450
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	2,510	2,328,314
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-1-11 then
variable)	7.200	11/01/66	BB	3,355	1,677,500

Packaged Foods & Meats 0.52%					4,901,662
Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02/01/17	B	7,890	4,901,662

Paper Packaging 0.72%					6,820,137
Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08/15/11	B-	2,100	1,848,000
Sr Sub Note	9.500	08/15/13	B-	5,550	4,134,750
Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07/01/12	D	7,990	639,200
Sr Note (H)	8.000	03/15/17	D	2,265	198,187

Paper Products 0.41%					3,895,845
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	2,990	2,358,745
New Page Corp.,
Sr Note	10.000	05/01/12	B-	2,540	768,350
Pope & Talbot, Inc.,
Deb (G)(H)	8.375	06/01/13	D	3,000	7,500
Sr Note (G)(H)	8.375	06/01/13	D	5,250	13,125
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	B+	1,995	748,125

Publishing 0.03%					265,800
Idearc, Inc.,
Gtd Sr Note (H)	8.000	11/15/16	D	2,720	40,800
R.H. Donnelley Corp.,
Sr Note Ser A-3	8.875	01/15/16	CCC-	5,000	225,000

Real Estate Management & Development 0.06%					564,000
OMEGA Healthcare Investors, Inc. (REIT),
Gtd Sr Note	7.000	04/01/14	BB+	600	564,000

Specialized Finance 0.45%					4,244,950
CCM Merger, Inc.,
Note (S)	8.000	08/01/13	CCC	11,340	4,195,800
HRP Myrtle Beach Operations, LLC,
Sr Note (H)(S)	Zero	04/01/12	D	4,915	49,150

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Specialty Chemicals 0.39%					3,645,600
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	4,340	3,645,600

Steel 0.36%					3,380,354
Allegheny Technologies, Inc.,
Sr Note	8.375	12/15/11	BBB-	2,865	2,733,554
Steel Capital SA for OAO Severstal,
Sec Note (S)	9.750	07/29/13	BB	1,120	646,800

Systems Software 0.14%					1,312,437
Vangent, Inc.,
Gtd Sr Sub Note	9.625	02/15/15	B-	2,075	1,312,437

Tobacco 0.24%					2,288,900
Alliance One International, Inc.,
Gtd Sr Note	11.000	05/15/12	B+	2,435	2,288,900

Wireless Telecommunication Services 2.97%					28,042,851
Centennial Communications Corp.,
Sr Note	10.000	01/01/13	CCC+	6,815	7,240,937
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	Caa1	5,000	3,725,000
Grupo Iusacell SA de CV,
Sr Sec Note (G)(S)	10.000	12/31/13	CCC	2,203	1,498,152
Rogers Cable, Inc.,
Sr Sec Note	7.250	12/15/11	BBB-	6,750	5,587,559
Sprint Capital Corp.,
Gtd Sr Note	8.375	03/15/12	BB	8,405	6,808,050
Verizon Wireless,
Sr Note (S)	7.375	11/15/13	A	3,000	3,183,153

Convertible bonds 0.33%					$3,164,500
(Cost $3,122,232)

Life & Health Insurance 0.19%					1,857,625
Prudential Financial, Inc. (P)	Zero	12/15/37	A	3,860	1,857,625

Oil & Gas Exploration & Production 0.14%					1,306,875
Chesapeake Energy Corp.	2.250	12/15/38	BB	4,920	1,306,875

Issuer				Shares	Value
Common stocks 0.59%					$5,552,579
(Cost $13,960,560)

Cable & Satellite 0.06%					596,071
Sirius XM Radio, Inc. (I)				3,725,443	596,071

Casinos & Gaming 0.00%					37,162
Fontainebleau Las Vegas (B)(I)				67,568	37,162

Communications Equipment 0.00%					35,859
COLT Telecom Group SA				31,242	35,859

Drug Retail 0.38%					3,552,120
CVS Caremark Corp.				138,000	3,552,120

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

Issuer		Shares	Value

Integrated Telecommunication Services 0.07%			666,273
Chunghwa Telecom Co. Ltd., ADR		35,314	542,070
Deutsche Telekom AG (I)		8,253	98,953
Manitoba Telecom Services, Inc. (I)		910	25,250

Metal & Glass Containers 0.05%			434,154
Pactiv Corp. (I)		27,426	434,154

Wireless Telecommunication Services 0.03%			230,940
USA Mobility, Inc. (I)		25,267	230,940
	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Tranche loans 2.10%			$19,883,161
(Cost $25,536,087)

Airlines 0.60%			5,650,327
Delta Airlines, Inc.,
Tranche DAL, 3.695%, 04-30-14	B-	4,285	2,131,608
Tranche DAL, 3.695%, 04-30-14	B-	1,075	534,591
Tranche DAL, 3.695%, 04-30-14	B-	1,592	791,981
US Airways Group, Inc.,
Tranche LCC, 2.911%, 03-23-14	B+	2,018	917,643
Tranche LCC, 2.911%, 03-23-14	B+	968	440,221
Tranche LCC, 2.911%, 03-23-14	B+	1,835	834,283

Casinos & Gaming 0.46%			4,358,621
Great Canadian Gaming Corp.,
Tranche B, 2.731%, 02-14-14	BBB-	4,851	4,123,350
Greektown Holdings LLC,
Tranche GREEKT, 9.750%, 09-09-09	B	241	235,271

Health Care Supplies 0.22%			2,097,639
Bausch & Lomb, Inc.,
Tranche EU BOL, 6.223%, 04-26-15	BB+	1,129	1,216,164
IM US Holdings LLC,
Tranche (Second Lien Facility), 4.700%, 06-26-15	B-	1,095	881,475

Paper Products 0.51%			4,804,800
Abitibi-Consolidated Co. of Canada,
Tranche B, 11.500%, 3-30-09 (J)	D	2,000	1,456,000
Tranche B, 11.500%, 3-30-09 (J)	D	2,600	1,892,800
Tranche B, 11.500%, 3-30-09 (J)	D	2,000	1,456,000

Real Estate Management & Development 0.02%			250,000
East Valley Tourist Development,
Tranche EVTDA, 9.720%, 8-06-12	B3	500	250,000

Retail 0.29%			2,721,774
Michaels Stores, Inc.,
Tranche B1, 0.044%, 10-31-13	B	756	422,471
Tranche B1, 2.688%, 10-31-13	B	1,277	713,830
Tranche B1, 2.688%, 10-31-13	B	500	279,579
Tranche B1, 2.688%, 10-31-13	B	511	285,532
Tranche B1, 2.688%, 10-31-13	B	338	188,957
Tranche B1, 2.688%, 10-31-13	B	845	472,392
Tranche B1, 3.313%, 10-31-13	B	129	72,097
Tranche B1, 3.3123%, 10-31-13	B	322	180,242

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

		Credit		Par value
Issuer, description, maturity date		rating (A)		(000)	Value

Retail (continued)
Tranche B1, 3.313%, 10-31-13		B		191	106,674

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Asset backed securities 0.78%					$7,418,353
(Cost $13,915,648)

Asset Backed Securities 0.78%					7,418,353
DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06/20/31	A	2,460	1,764,878
Ser 2006-1-M1 (S)	8.285	06/20/31	BB	2,755	1,789,014
Dominos Pizza Master Issuer LLC,
Ser 2007-1-M1 (S)	7.629	04/25/37	BB	5,660	2,264,000
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.834	11/25/35	AAA	1,416	350,684
Ser 2006-2N Class 1A2 (P)	0.814	02/25/46	AAA	5,845	1,249,777

Collateralized mortgage obligations 7.50%					$70,920,561
(Cost $100,380,321)

Collateralized Mortgage Obligations 7.50%					70,920,561
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	3.730	12/25/46	BBB	65,433	1,983,444
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	36,590	1,898,111
Banc of America Commercial Mortgage, Inc.,
Ser 2006-5 Class A4	5.414	09/10/47	AAA	11,640	7,644,835
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.694	08/25/36	AAA	2,366	895,453
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Ser 2005-CD1 Class A4 (P)	5.225	07/15/44	AAA	10,270	7,839,657
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	36,977	1,068,857
Ser 2007-25 Class 1A2	6.500	11/25/37	AAA	6,456	3,845,129
Crown Castle Towers LLC,
Ser 2006-1A Class F (S)	6.650	11/15/36	Ba1	3,210	2,579,683
Ser 2006-1A Class G (S)	6.795	11/15/36	Ba2	3,835	3,230,587
First Horizon Alternative Mortgage Securities,
Ser 2006-RE1 Class A1	5.500	05/25/35	AAA	4,373	2,949,302
Global Tower Partners Acquisition Partners, LLC,
Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	B2	1,840	1,334,648
Greenpoint Mortgage Funding Trust,
Ser 2005-AR4 Class 4A2 (P)	0.834	10/25/45	AAA	5,767	1,721,093
Ser 2006-AR1 Class A2A (P)	0.844	02/25/36	AAA	3,330	1,246,015
Greenwich Capital Commercial Funding Corp.,
Ser 2006-GG7 Class A4 (P)	5.914	07/10/38	AAA	9,865	6,397,316
HarborView Mortgage Loan Trust,
Ser 2005-8 Class 1X IO	3.506	09/19/35	AAA	33,437	564,245
Ser 2007-4 Class ES IO (G)	0.350	07/19/47	BB	88,994	528,402
Ser 2006-SB1 Class A1A (P)	2.673	12/19/36	AAA	5,772	1,802,508
Ser 2007-3 Class ES IO (G)(S)	0.350	05/19/47	BB	88,011	495,060
Ser 2007-6 Class ES IO (G)	0.340	11/19/15	BB	63,906	359,474
HarborView NIM Corp.,
Ser 2007-3A-N1 (G)(S)	6.654	05/19/37	A-	34	1,366

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations (continued)
Indymac Index Mortgage Loan Trust,
Ser 2005-AR18 Class 1X IO	3.800	10/25/36	AAA	80,621	1,289,930
Ser 2005-AR18 Class 2X IO	3.490	10/25/36	AAA	93,038	1,283,924
Luminent Mortgage Trust,
Ser 2006-1 Class X IO	3.762	04/25/36	AAA	24,832	403,515
Residential Accredit Loans, Inc.,
Ser 2007-QS10 Class A1	6.500	09/25/37	B+	4,312	2,568,375
Ser 2007-QS11 Class A1	7.000	10/25/37	B+	3,590	1,994,695
Suntrust Adjustable Rate Mortgage Loan Trust,
CMO-REMIC Ser 2007-2-4A1 (P)	5.731	04/25/37	AAA	9,904	5,154,258
WAMU Mortgage Pass-Through Certificates,
Ser 2005-AR13 Class B1 (P)	1.074	10/25/45	AA+	5,152	643,940
Ser 2005-AR6 Class B1 (P)	1.074	04/25/45	AA+	8,249	412,446
Ser 2007-0A4 Class XPPP IO	0.990	04/25/47	Ca	91,742	688,067
Ser 2007-0A5 Class 1XPP IO	1.180	06/25/47	Caa3	214,552	1,810,286
Ser 2007-0A6 Class 1XPP IO	1.130	07/25/47	Caa3	126,507	1,027,865
Wells Fargo Mortgage-Backed Securities Trust,
Ser 2006-AR12-1A1	6.030	09/25/36	A3	9,199	5,258,075

U.S. government & agency securities 24.29%					$229,573,293
(Cost $220,537,007)

U.S. Government 8.33%					78,695,996
U.S. Treasury Bill,
Discount Note	Zero	06/25/09	AAA	30,400	30,369,691
United States Treasury,
Bond	9.250	02/15/16	AAA	8,600	12,003,046
Bond	8.125	08/15/19	AAA	5,225	7,267,651
Note	4.875	08/15/16	AAA	8,795	10,040,732
Note	4.750	05/15/14	AAA	6,000	6,827,814
Note	4.250	08/15/15	AAA	11,015	12,187,062

U.S. government agency 15.96%					150,877,297
Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05/15/34	AAA	13,002	13,223,258
CMO REMIC 3228-PL (G)	5.500	10/15/34	AAA	25,320	26,170,157
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.000	12/01/22	AAA	14,197	14,619,634
30 Yr Pass Thru Ctf	6.000	11/01/36	AAA	5,177	5,355,370
30 Yr Pass Thru Ctf	6.000	01/01/37	AAA	14,106	14,592,863
30 Yr Pass Thru Ctf	6.000	09/01/37	AAA	5,339	5,521,632
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	7,663	7,858,251
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	5,367	5,503,250
30 Yr Pass Thru Ctf	5.500	07/01/37	AAA	5,271	5,405,231
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	17,240	17,678,985
Ser 2006-117-PD	5.500	07/25/35	AAA	16,925	16,828,893
Ser 2006-65 TE	5.500	05/25/35	AAA	6,470	6,540,466
Ser 2006-84-MP	5.500	08/25/35	AAA	7,905	7,993,682
SBA CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	2,370	1,943,400
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	2,015	1,642,225

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

Issuer				Shares	Value
Warrants 0.00%					$1,402
(Cost $28,043)

Broadcasting & Cable TV 0.00%					1,402
Virgin Media, Inc. (I)				28,043	1,402

	Exercise	Expiration	Number of
Issuer	price	date	contracts		Value
Options purchased 0.57%					$5,361,493
(Cost $4,149,559)

Options - Puts & Calls 0.57%					5,361,493
Comcast (Call)	25.00	01/18/10		7,000	175,000
Currency CAD (Call)	1.30	02/25/10		27,400,000	1,601,099
Currency CAD (Put)	1.30	04/01/10		27,890,000	1,716,048
Currency EUR (Call)	1.00	05/14/09		6,500,000	136,199
Currency JPY (Call)	100.00	09/30/09		51,000,000	1,733,147

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 1.65%					$15,600,000
(Cost $15,599,948)

U.S. Government Agency 1.65%					15,600,000
Federal Home Loan Bank,
Discount Note	Zero	03/02/09	AAA	15,600	15,600,000

Total investments (Cost $1,154,787,269)† 96.09%					$908,401,031

Other assets and liabilities, net 3.91%					$36,924,339

Total net assets 100.00%					$945,325,370

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depository Receipt

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted $280,000 or 0.030% of the Fund's net assets as of February 28, 2009.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(J) Subsequent to period end, non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

John Hancock Strategic Income Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $129,645,933 or 13.710% of the net assets of the Fund as of February 28, 2009.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,158,567,464. Net unrealized depreciation aggregated $250,166,433, of which $22,698,370 related to appreciated investment securities and $272,864,803 related to depreciated investment securities.

Notes to portfolio of investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non- U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$5,655,960	$1,491,255
Level 2 – Other Significant Observable Inputs	873,000,924	22,817,391
Level 3 – Significant Unobservable Inputs	29,744,147	(3,317,147)
Total	$908,401,031	$20,991,499

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANACIAL
	SECURITIES	INSTRUMENTS
Balance as of May 31, 2008	$30,536,931	-
Accrued discounts/premiums	41,190	-
Realized gain (loss)	2,026,098	-
Change in unrealized appreciation (depreciation)	(5,025,792)	($1,898,640)
Net purchases (sales)	(9,694,314)	(1,418,507)
Transfers in and/or out of Level 3	11,860,034	-
Balance as of February 28, 2009	$29,744,147	($3,317,147)

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to disclosure have been made in accordance with the Statement and incorporated for the current period as part of the Notes to the Portfolio of Investments included below.

Futures

The Fund may purchase and sell financial futures contracts, including index futures, and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures, in connection with its investments, while the Fund is seeing favorable terms from brokers to effect further transactions. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The

14

primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following is a summary of open futures contracts at February 28, 2009:

	Number of			Notional	Unrealized
Open contracts	contracts	Position	Expiration	value	appreciation
U.S. Treasury 10-Year Note	1,125	Short	June 2009	$135,035,156	$1,491,255

Forward Foreign Currency Contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one country to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies that the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities. Proxy hedging is often used when a currency that the Fund is exposed is generally difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes unfavorably to the U.S. dollar. The investment in a particular transaction may

15

be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable countries.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

The Fund had the following open forward currency contracts at February 28, 2009:

	Principal amount
	covered by		Unrealized appreciation
Currency	Contract	Settlement date	(depreciation)
Buys
Canadian Dollar	$204,111,752	Mar 2009	($3,620,072)
Euro	101,000,000	Mar 2009	(5,565,912)
Pound Sterling	76,892,695	Mar 2009	(709,019)
New Zealand Dollar	4,797,036	Mar 2009	(22,311)
			($9,917,314)

Sells
Canadian Dollar	(429,188,012)	Mar 2009	$14,936,057
Euro	(144,294,485)	Mar 2009	9,532,015
Pound Sterling	(76,892,695)	Mar 2009	1,911,306
New Zealand Dollar	(73,977,036)	Mar 2009	6,355,327
			$32,734,705

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. The Fund may use options to manage against possible changes in the market value of securities or financial instruments held by a Fund, mitigate exposure to fluctuations in currency values or interest rates, or protect a fund’s unrealized gains in the value of its securities or financial instruments. In addition, the Fund may use options to facilitate the purchase or sale of Fund investments by protecting the Fund against a change in the market price of the investment or to enhance potential gains.

Listed options, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by management using an independent source at the mean between the last bid and ask prices.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain or loss. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option. A Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

16

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended February 28, 2009 were as follows:

	Number of contracts	Premiums received
Outstanding, beginning of period	-	-
Options written	169,970,000	$2,153,313
Options closed	-	-
Options exercised	-	-
Options expired	(114,680,000)	(734,806)
Outstanding, end of period	55,290,000	$1,418,507

Summary of written options outstanding on February 28, 2009:

	Number of	Exercise
Name of Issuer	contracts	price	Expiration	Value
Calls
Canadian Dollar	27,400,000	$1.30	Feb 2010	($1,601,099)
Puts

Canadian Dollar	27,890,000	1.30	Apr 2010	(1,716,048)
Total	55,290,000			($3,317,147)

17

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Risks and uncertainties
Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers

18

are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

19

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3 2/09
4/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 27, 2009